STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

SUPPLEMENT DATED NOVEMBER 17, 2023 TO

SAI DATED APRIL 1, 2023, AS AMENDED JULY 31, 2023

At a meeting held November 15, 2023, the Board of Trustees of Northern Institutional Funds approved the removal of each Portfolio’s non-fundamental policy relating to borrowing. Accordingly, the following changes are effective as of November 17, 2023:

1.	For all Portfolios (except for the Treasury Instruments Portfolio), the following non-fundamental investment policy on page 25 of the SAI is deleted:

Notwithstanding Investment Restriction No. 8, each Portfolio intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

2.	For the Treasury Instruments Portfolio, the following non-fundamental investment policy and related information on page 26 of the SAI is deleted:

The following investment limitation is a non-fundamental policy and may be changed by the Treasury Instruments Portfolio’s Board without a vote of shareholders.

The Portfolio may not borrow money, except (a) the Portfolio may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets (including amounts borrowed); (b) the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes; (c) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; (d) the Portfolio may purchase securities on margin to the extent permitted by applicable law; and (d) the Portfolio may engage in transactions in mortgage dollar rolls which are accounted for as financings. Notwithstanding the foregoing, the Portfolio intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT SAI (11/23)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO — SIEBERT WILLIAMS SHANK SHARES

U.S. GOVERNMENT SELECT PORTFOLIO — SIEBERT WILLIAMS SHANK SHARES

SUPPLEMENT DATED NOVEMBER 17, 2023 TO

SAI DATED APRIL 1, 2023, AS AMENDED JULY 31, 2023

At a meeting held November 15, 2023, the Board of Trustees of Northern Institutional Funds approved the removal of each Portfolio’s non-fundamental policy relating to borrowing. Accordingly, effective November 17, 2023, the following non-fundamental investment policy on page 25 of the SAI is deleted:

Notwithstanding Investment Restriction No. 8, each Portfolio intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT SAI SWS (11/23)